Benefit Plans - Change in Net Actuarial Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Change in net actuarial loss and amortization
Net actuarial loss at beginning of year	$ 59,811	$ 31,568
Amortization cost	(9,928)	(5,163)
Liability loss (gain)	(8,004)	35,083
Asset loss (gain)	3,700	(1,677)
Net actuarial loss at end of year	45,579	59,811
Other Benefits
Change in net actuarial loss and amortization
Net actuarial loss at beginning of year	1,669	198
Amortization cost	(32)
Liability loss (gain)	(1,018)	1,471
Net actuarial loss at end of year	$ 619	$ 1,669